Description of Plan	12 Months Ended
Feb. 28, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of Plan

NOTE 1 - DESCRIPTION OF PLAN

General

Rocky Mountain Chocolate Factory, Inc. 401(k) Plan (the “Plan”) became effective June 1, 1994. The following description provides only general information and participants should refer to the Plan document for more complete information.

The Plan is a defined contribution plan and is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The Plan covers all eligible employees of Rocky Mountain Chocolate Factory, Inc. (the “Company”).

The Board of Directors of the Company (the “Plan Administrator”) administers the Plan. The Plan assets are held in mutual funds, common/collective trust funds, and Company stock held by Principal Trust Company, Inc. (“Principal”), the trustee of the plan’s mutual funds and common/collective trust funds. The Rocky Mountain Chocolate Factory, Inc. 401(K) Plan committee is the trustee for the Company stock held by Principal Trust Company, Inc. Individual accounts are invested in the various investment options at the direction of the participants.

Eligibility

An employee becomes eligible to participate in the Plan as of March 1, June 1, September 1, or December 1 subsequent to the employee completing 1,000 hours of service during a twelve consecutive month period beginning on the date of hire.

Contributions

Participants may elect to contribute a portion of compensation up to the Plan limits. A participant’s contribution made by salary deferral, which results in a reduction of taxable income to the participant, was limited by the IRS to $23,500 for 2025 and $23,000 for 2024 in accordance with the Internal Revenue Code. If an eligible participant is 50 years of age or older (except those 60 to 63 years of age), they may contribute up to $31,000 for 2025 and $30,500 for 2024. Under the SECURE 2.0 ACT, if an eligible participant is 60 to 63 years of age, they may contribute up to $34,750 for 2025. Participants may also make rollover contributions from other qualified plans.

During the plan years ended February 28, 2025 and February 29, 2024 a total of $7,263 and $17,802 in employee contributions in excess of amounts allowed by IRS nondiscrimination rules were made to the Plan by Plan participants. Excess contributions are returned to participants subsequent to year end and recorded as other liabilities on the statements of net assets available for benefits.

The Plan provides for Company matching contributions equal to 25% of the participant contributions up to 6% of each employee’s annual compensation for those employees employed as of the last day of the plan year. The Company made matching contributions of $55,042 for the year ended February 28, 2025. Also, the Company may make discretionary contributions to the Plan. During the year ended February 28, 2025, the Company did not make a discretionary contribution to the Plan. The Company makes its matching contributions in a lump sum payment subsequent to the fiscal year end. These contributions are allocated directly to participants’ accounts.

Participants' Accounts

Each participant's account is credited or charged with the participant's contribution and an allocation of the Company's contribution, forfeitures, Plan expenses and Plan earnings or losses thereon. Allocations are based upon Plan earnings or losses thereon and account balances, as defined. The benefit to which a participant is entitled is the vested portion of the participant's account.

Vesting

Participants are 100% vested in their salary deferrals at all times. A participant becomes 100% vested in employer contributions after three years of continued service or upon the participant’s death or disability, or upon reaching retirement age. Otherwise, participants become 33% vested after year one, 67% vested after year two, and 100% vested after year three.

Forfeitures

Forfeitures of non-vested balances for terminated employees are used to reduce future Company contributions. During the year ended February 28, 2025, forfeitures totaling $446 were used to reduce the Company’s contribution. At February 28, 2025 and February 29, 2024, $351 and $446, respectively, were available to reduce future Company contributions.

Payment of Benefits

In the case of death, disability or retirement, a participant’s benefits become payable as soon as administratively feasible. The Plan provides three payment options associated with the distribution of benefits: 1) lump‑sum, 2) transfer of benefits to another qualified retirement plan and 3) periodic installments as defined in the Plan agreement. Upon termination for causes other than death, disability or retirement, participants may receive payment of their vested account in a lump sum payment or by rolling over the account. The Plan also allows for payment of benefits for financial hardship. A hardship distribution may be made to satisfy certain immediate and heavy financial needs that a participant may have. Benefit payments are recorded by the Plan when paid.

Administrative Expenses

The Company provides, at no cost to the Plan, certain administrative, accounting and legal services to the Plan. All transaction costs and certain Plan administrative expenses and outside services are paid for by the Plan.

Notes Receivable from Participants

Participants may borrow up to the lesser of 50% of their vested balance or $50,000 for a period not to exceed 5 years unless the proceeds are used to acquire the participant’s principal residence. Loans used to acquire real estate that serves as the participant’s primary residence may, subject to the Plan Administrator’s determination, be repaid over a period longer than five years. The loans are collateralized by the participant accounts. The loans bear interest at a rate determined at the inception of the loan. The interest rate ranged from 5.25% and 10.50% on outstanding loans at February 28, 2025. Loan principal and interest are repaid bi-weekly through payroll deductions and mature between April 2025 and May 2029. Participant loans are recorded at unpaid principal plus accrued interest.